Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Other Comprehensive Income (Tables) [Abstract]
Breakdown, by type of instrument and geographical origin of the issuer

The breakdown, by type of instrument and geographical origin of the issuer, of Other Comprehensive Income Financial assets measured at fair value through other comprehensive income (IFRS 9) on December 31, 2018 is as follows:

Thousand of reais	2018
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	3,917,451	(1,608,673)	2,308,778	85,395,136
Private-sector debt securities	1,546,895	(1,863,092)	(316,197)	555
Total	5,464,346	(3,471,765)	1,992,581	85,395,691

Breakdown, by type of instrument and geographical origin of the issuer

The breakdown, by type of instrument and geographical origin of the issuer, of Other Comprehensive Income - available-for-sale (IAS 39) on December 31 2017 and 2016 is as follows:

Thousand of reais			2017
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	1,616,486	(6,942)	1,609,544	79,462,303
Private-sector debt securities	10,694	(2,227)	8,467	5,254,444

Equity instruments
Domestic	230,722	(35,159)	195,563	1,106,637
Of which:
Listed	156,236	(5,322)	150,914	965,547
Unlisted	74,486	(29,837)	44,649	141,090
Total	1,857,902	(44,328)	1,813,574	85,823,384

Thousand of reais			2016
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	454,609	(31,288)	423,321	50,384,382
Private-sector debt securities	101,593	(6,501)	95,092	5,445,190

Equity instruments
Domestic	220,535	(72,758)	147,777	1,985,473
Of which:
Listed	147,844	(50,269)	97,575	1,024,505
Unlisted	72,691	(22,489)	50,202	960,968
Total	776,737	(110,547)	666,190	57,815,045